Stock-Based Compensation [Text Block] (Tables)	12 Months Ended
Mar. 31, 2014
Summary Of Stock Acquisition Rights Transactions [Table Text Block]

	Fiscal year ended March 31, 2014
	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
			(in years)	(in millions)
Outstanding, beginning of fiscal year	23,574,800	¥1
Granted	2,951,500	1
Exercised	(5,440,700)	1
Forfeited or Expired	(45,700)	1

Outstanding, end of fiscal year	21,039,900	¥1	27.38	¥11,909

Exercisable, end of fiscal year	—	¥—	—	¥—

Fair Value Assumption Of Stock Acquisition Rights [Table Text Block]

	Fiscal years ended March 31,
	2012	2013	2014
Risk-free interest rate	0.29%	0.11%	0.22%
Expected volatility	44.96%	40.48%	30.16%
Expected term	4 years	4 years	4 years
Expected dividend yield	3.13%	3.18%	1.96%

Summary Of MUAH's Stock Bonus Plan [Table Text Block]

Grant Date	Units Granted	Fair Value of Stock	Vesting Duration	Pro-rata Vesting Date
April 15, 2011	4,754,105	$4.69	3 years	April 15
July 15, 2011	180,740	4.94	3 years	July 15
April 15, 2012	4,816,795	4.78	3 years	April 15
July 15, 2012	74,175	4.72	3 years	July 15
April 15, 2013	3,656,340	6.66	3 years	April 15
July 15, 2013	78,725	6.67	3 years	July 15

Rollforward Of MUAH's Restricted Stock Units Under Stock Bonus Plan [Table Text Block]

	Restricted Stock Units
	2012	2013
Units outstanding, beginning of fiscal year	7,138,334	8,857,884
Activity during the year:
Granted	4,890,970	3,735,065
Vested	(2,920,392)	(4,325,661)
Forfeited	(251,028)	(416,271)

Units outstanding, end of fiscal year	8,857,884	7,851,017

Summary Of MUAH's Compensation Costs [Table Text Block]

	December 31,
	2011	2012	2013
	(in millions)
Compensation costs	¥1,198	¥1,437	¥2,051
Tax benefit	479	559	781
Unrecognized compensation costs	1,710	2,251	2,846